Acquired Intangible Assets, Net (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets with definite life, Gross carrying amount	$ 32,267	$ 26,046
Intangible assets with definite life, Accumulated amortization	(14,141)	(10,193)
Intangible assets with definite life, Accumulated impairment loss	(9,969)	(10,324)
Intangible assets with definite life, Net carrying amount	8,157	5,529
Software license
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets with definite life, Gross carrying amount	29,897	23,676
Intangible assets with definite life, Accumulated amortization	(13,678)	(9,730)
Intangible assets with definite life, Accumulated impairment loss	(8,062)	(8,417)
Intangible assets with definite life, Net carrying amount	8,157	5,529
Customer base
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets with definite life, Gross carrying amount	680	680
Intangible assets with definite life, Accumulated amortization	(393)	(393)
Intangible assets with definite life, Accumulated impairment loss	(287)	(287)
Contract backlog
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets with definite life, Gross carrying amount	20	20
Intangible assets with definite life, Accumulated amortization	(20)	(20)
Trade name and domain name
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets with definite life, Gross carrying amount	1,670	1,670
Intangible assets with definite life, Accumulated amortization	(50)	(50)
Intangible assets with definite life, Accumulated impairment loss	$ (1,620)	$ (1,620)